Pioneer Real
Estate Shares
Schedule of Investments  |  September 30, 2022

A: PWREX	C: PCREX	Y: PYREX

Schedule of Investments  |  9/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.4%
	Common Stocks — 96.2% of Net Assets
	Equity Real Estate Investment Trusts (REITs) — 95.4%
22,880	Agree Realty Corp.	$ 1,546,231
29,625	American Homes 4 Rent, Class A	971,996
14,956	Apartment Income REIT Corp.	577,601
48,673	Apartment Investment and Management Co., Class A	355,313
129,676	Apple Hospitality REIT, Inc.	1,823,245
28,582	Armada Hoffler Properties, Inc.	296,681
49,203(a)	Ashford Hospitality Trust, Inc.	335,072
67,733	Brixmor Property Group, Inc.	1,251,029
8,174	Camden Property Trust	976,384
10,581	CBL & Associates Properties, Inc.	270,979
20,676	Corporate Office Properties Trust	480,303
21,195	CubeSmart	849,072
12,560	EastGroup Properties, Inc.	1,812,910
42,877	Equity Commonwealth	1,044,484
24,898	Equity LifeStyle Properties, Inc.	1,564,590
16,246	Extra Space Storage, Inc.	2,805,847
58,885	Farmland Partners, Inc.	746,073
57,348	Gaming and Leisure Properties, Inc.	2,537,076
15,048	Getty Realty Corp.	404,641
64,151	Invitation Homes, Inc.	2,166,379
33,432	Iron Mountain, Inc.	1,470,005
110,730	Kimco Realty Corp.	2,038,539
9,795	Life Storage, Inc.	1,084,894
13,384	Mid-America Apartment Communities, Inc.	2,075,457
23,316	National Health Investors, Inc.	1,318,053
23,752	National Storage Affiliates Trust	987,608
60,941	Omega Healthcare Investors, Inc.	1,797,150
14,190	Phillips Edison & Co., Inc.	398,029
13,765	Plymouth Industrial REIT, Inc.	231,390
42,148	Prologis, Inc.	4,282,237
9,134	Public Storage	2,674,527
44,356	Realty Income Corp.	2,581,519
39,118	Rexford Industrial Realty, Inc.	2,034,136
5,662	Ryman Hospitality Properties, Inc.	416,667
2,319	SBA Communications Corp.	660,103
9,581	Sun Communities, Inc.	1,296,597
34,312	Welltower, Inc.	2,206,948
13,341	WP Carey, Inc.	931,202
	Total Equity Real Estate Investment Trusts (REITs)	$51,300,967
1Pioneer Real Estate Shares |  | 9/30/22

Shares		Value
	Household Durables — 0.8%
5,318	Lennar Corp., Class A	$ 396,457
	Total Household Durables	$396,457
	Total Common Stocks (Cost $50,964,484)	$51,697,424

	SHORT TERM INVESTMENTS — 4.2% of Net Assets
	Open-End Fund — 4.2%
2,280,358(b)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 2,280,358
		$2,280,358
	TOTAL SHORT TERM INVESTMENTS (Cost $2,280,358)	$2,280,358
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.4% (Cost $53,244,842)	$53,977,782
	OTHER ASSETS AND LIABILITIES — (0.4)%	$(208,599)
	net assets — 100.0%	$53,769,183

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$51,697,424	$—	$—	$51,697,424
Open-End Fund	2,280,358	—	—	2,280,358
Total Investments in Securities	$53,977,782	$—	$—	$53,977,782
During the period ended September 30, 2022, there were no transfers in or out of Level 3.
Pioneer Real Estate Shares |  | 9/30/222